UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2011 (Unaudited)

Tax Free Money Fund Investment
	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
Alabama 5.6%
Birmingham, AL, State Special Care Facilities Financing Authority, Revenue, Series A-1, 5.0%, 6/1/2012	2,250,000	2,320,252
Mobile, AL, Industrial Development Board, Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 144A, 0.3% *, 6/1/2032, LOC: Bayerische Landesbank	1,500,000	1,500,000
Pell City, AL, Special Care Facilities Financing Authority Revenue, Noland Health Services, Series A, 0.16% *, 12/1/2039, LOC: U.S. Bank NA	4,000,000	4,000,000

		7,820,252
Arizona 1.5%
Arizona, Salt River Pima Maricopa Indian Community, 0.26% *, 10/1/2025, LOC: Bank of America NA	2,065,000	2,065,000
California 6.9%
BlackRock MuniYield California Fund, Inc., 144A, AMT, 0.28% *, 6/1/2041, LIQ: Citibank NA	2,000,000	2,000,000
BlackRock MuniYield California Quality Fund, Inc., Series W-7-1665, 144A, AMT, 0.28% *, 5/1/2041, LIQ: Citibank NA	3,000,000	3,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series 2680, 144A, 0.26% *, 5/15/2018, LOC: JP Morgan Chase Bank	2,100,000	2,100,000
Napa, CA, Sanitation District, Certificates of Participation, 2001 Refunding Project, Series A, 0.14% *, 8/1/2028, LOC: Wells Fargo Bank NA	2,500,000	2,500,000

		9,600,000
Colorado 11.6%
Colorado, Goldsmith Metropolitan District, 0.85% *, 12/1/2034, LOC: Compass Bank	5,195,000	5,195,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 0.7% *, 12/1/2020, LOC: Compass Bank	5,835,000	5,835,000
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 0.3% *, 8/1/2017, LOC: Wells Fargo Bank NA	1,445,000	1,445,000
Colorado, State Educational & Cultural Facilities Authority, Educational Facility, Trinity School Project, 0.15% *, 9/1/2026, LOC: Branch Banking & Trust	1,500,000	1,500,000
Colorado Springs, CO, Utilities Revenue, Series B, 0.19% *, 11/1/2026, SPA: Barclays Bank PLC	2,200,000	2,200,000

		16,175,000
Connecticut 0.5%
University of Connecticut, Series A, 5.0%, 1/15/2012, INS: NATL	760,000	769,896
District of Columbia 1.6%
District of Columbia, Family & Child Services Revenue, 0.36% *, 7/1/2041, LOC: Bank of America NA	2,295,000	2,295,000
Florida 3.6%
Hillsborough County, FL, Series A, TECP, 0.21%, 11/3/2011, LOC: State Street Bank & Trust Co.	3,000,000	3,000,000
Hillsborough County, FL, School Board, Master Lease, Series C, 0.15% *, 7/1/2030, INS: NATL, LOC: Wells Fargo Bank NA	2,000,000	2,000,000

		5,000,000
Georgia 5.3%
Appling County, GA, Development Authority, Georgia Power Co., Plant Hatch Project, 0.25% *, 9/1/2041	1,700,000	1,700,000
Fulton County, GA, Tax Anticipation Notes, 1.5%, 12/30/2011	3,000,000	3,009,729
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.16% *, 8/1/2040, SPA: Royal Bank of Canada	2,650,000	2,650,000

		7,359,729
Illinois 12.0%
Chicago, IL, O’Hare International Airport, TECP, 0.22%, 10/5/2011	3,050,000	3,050,000
Illinois, Finance Authority Educational Facility Revenue, Erikson Institute Project, 0.46% *, 11/1/2037, LOC: LaSalle Bank NA	2,500,000	2,500,000
Illinois, Finance Authority Revenue:
"A", 144A, 0.15% *, 12/1/2042	3,120,000	3,120,000
TECP, 0.21%, 10/4/2011	3,000,000	3,000,000
Illinois, State Educational Facilities Authority, State Xavier University Project, Series A, 144A, 0.23% *, 10/1/2032, LOC: LaSalle Bank NA	3,500,000	3,500,000
Illinois, State Toll Highway Authority Revenue, Series B, 0.33% *, 1/1/2016, INS: AGMC, SPA: Landesbank Hessen-Thuringen	1,500,000	1,500,000

		16,670,000
Kentucky 3.4%
Mason County, KY, Pollution Control Revenue, East Kentucky Power Cooperative:
Series B-1, 0.7% *, 10/15/2014, SPA: National Rural Utilities Cooperative Finance Corp.	1,300,000	1,300,000
Series B-3, 0.7% *, 10/15/2014, SPA: National Rural Utilities Cooperative Finance Corp.	3,375,000	3,375,000

		4,675,000
Massachusetts 0.5%
Massachusetts, State Bay Transportation Authority, General Transportation System, Series A, 5.5%, 3/1/2012, INS: NATL	650,000	664,142
Michigan 5.7%
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Spring Arbor University, 0.17% *, 11/1/2030, LOC: Comerica Bank	680,000	680,000
Michigan, Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2011	1,630,000	1,630,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Credit, Series B-4, 3.75%, Mandatory Put 3/15/2012 @ 100, 11/15/2033	4,000,000	4,059,084
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series F-8, 0.25% **, 11/15/2049	1,500,000	1,500,000

		7,869,084
New Mexico 1.4%
University of New Mexico, Series R-11961, 144A, 0.16% *, 6/1/2014, INS: AMBAC, LIQ: Citibank NA	2,000,000	2,000,000
New York 13.1%
Albany, NY, Industrial Development Agency, College of Saint Rose, Series A, 0.24% *, 7/1/2037, LOC: Bank of America NA	1,400,000	1,400,000
New York, Metropolitan Transportation Authority, TECP, 0.17%, 11/3/2011, LOC: Royal Bank of Canada	2,500,000	2,500,000
New York City, NY, Municipal Water Finance Authority, TECP, 0.3%, 11/10/2011, LOC: Landesbank Hessen-Thuringen Girozentrale & Landesbank Baden-Wurttemberg	6,000,000	6,000,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-4, 0.3% *, 1/1/2032, SPA: Landesbank Baden-Wurttemberg	2,880,000	2,880,000
North Hempstead, NY, Bond Anticipation Notes, 2.0%, 10/7/2011	5,400,000	5,401,596

		18,181,596
North Carolina 5.7%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, Duke University Health Systems, Series B, 0.46%, Mandatory Put 12/1/2011@ 100, 6/1/2039	4,950,000	4,950,180
North Carolina, Medical Care Commission, Health Care Facilities Revenue, Lenoir Memorial Hospital Project, 144A, 0.15% *, 4/1/2036, LOC: Branch Banking & Trust	2,925,000	2,925,000

		7,875,180
Oregon 3.1%
Oregon, State Health Housing Educational & Cultural Facilities Authority, Assumption Village Project, Series A, 0.17% *, 3/1/2033, LOC: Union Bank NA	2,000,000	2,000,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 0.21% *, 5/1/2034, LOC: Bank of America NA	2,315,000	2,315,000

		4,315,000
Pennsylvania 1.2%
Westmoreland County, PA, Industrial Development Authority Revenue, Health Systems, Excela Health Project, Series B, 0.16% *, 7/1/2030, LOC: PNC Bank NA	1,700,000	1,700,000
Tennessee 5.3%
Blount County, TN, Public Building Authority, Local Government Public Improvement, City of Alcoa, Series E-5-B, 0.15% *, 6/1/2042, LOC: Branch Banking & Trust	3,000,000	3,000,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 144A, 0.13% *, 7/1/2038, LOC: U.S. Bank NA	4,415,000	4,415,000

		7,415,000
Texas 4.0%
Harris County, TX, General Obligation, TECP, 0.15%, 11/3/2011, LIQ: State Street Bank & Trust Co.	1,200,000	1,200,000
Texas, University of Houston, Series A, 5.0%, 2/15/2012	1,500,000	1,526,253
Texas, A & M University Revenue, 144A, 0.16% *, 5/15/2018, LIQ: Citibank NA	2,800,000	2,800,000

		5,526,253
Utah 1.9%
Utah, State General Obligation, Series A, Prerefunded 7/1/2012 @ 100, 5.25%, 7/1/2014	2,500,000	2,593,762
Virginia 0.9%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.18% *, 10/1/2037, LOC: Branch Banking & Trust	1,270,000	1,270,000
Washington 3.8%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 0.22% *, 9/1/2035, LOC: U.S. Bank NA	1,530,000	1,530,000
Snohomish County, WA, Limited Tax, Prerefunded 12/1/2011 @ 100, 5.375%, 12/1/2019, INS: NATL	1,780,000	1,794,666
Washington, General Obligation, Series R-11924, 144A, 0.16% *, 1/1/2018, LIQ: Citibank NA	1,000,000	1,000,000
Washington, State Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Series C, 0.16% *, 1/1/2041, LOC: Bank of America NA	1,000,000	1,000,000

		5,324,666
Wisconsin 1.4%
City of Milwaukee, WI, TECP, 0.15%, 11/3/2011, LOC: State Street Bank & Trust Co.	2,000,000	2,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $139,164,560) †	100.0	139,164,560
Other Assets and Liabilities, Net	0.0	(24,529)

Net Assets	100.0	139,140,031

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of September 30, 2011.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2011.

† The cost for federal income tax purposes was $139,164,560.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(a)	$—	$139,164,560	$—	$139,164,560
Total	$—	$139,164,560	$—	$139,164,560

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011